15 Trade account payables (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
DisclosureOfTradeAccountPayablesLineItems [Line Items]
Trade account payables		R$ 9,953,548	R$ 9,120,826
Trade account payables, current		9,946,315	9,116,989
Trade account payables, noncurrent		7,233	3,837
Domestic market [member] | Third Parties [member]
DisclosureOfTradeAccountPayablesLineItems [Line Items]
Trade account payables		1,077,679	1,006,391
Domestic market [member] | Third parties (drawee risk) [member]
DisclosureOfTradeAccountPayablesLineItems [Line Items]
Trade account payables	[1]	239,512	74,685
Domestic market [member] | Related parties [member]
DisclosureOfTradeAccountPayablesLineItems [Line Items]
Trade account payables		97,900	155,980
Domestic market [member] | Related parties (drawee risk) [member]
DisclosureOfTradeAccountPayablesLineItems [Line Items]
Trade account payables	[1]	546,044
Foreign market [member] | Third Parties [member]
DisclosureOfTradeAccountPayablesLineItems [Line Items]
Trade account payables	[2]	8,023,032	7,964,536
Present Value Adjustment - Foreign Market [member]
DisclosureOfTradeAccountPayablesLineItems [Line Items]
Trade account payables	[3]	R$ (30,619)	R$ (80,766)

[1]	The Company participates in a finance programme under which its suppliers may elect to receive early payment of their invoices from a bank by factoring their receivable from the Company. Under the arrangement there is no change in the instruments issued by the supplier and amount and payment terms are maintained.
[2]	Considers R$4.7 billion (R$6.5 billion in 2019) in raw material purchases due in up to 360 days for which the Company provides letters of credit issued by financial institutions that indicate the suppliers as beneficiaries.
[3]	The rate for calculating the Present Value Adjustment (PVA) applied to the external market payments with terms equal to or longer than 90 days is calculated based on the average rate for lengthening the term of trade payables.